NCB
Nuveen California Municipal Value Fund 2
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 95.4% (97.0% of Total Investments)
	MUNICIPAL BONDS – 95.4% (97.0% of Total Investments)
	Consumer Staples – 4.5% (4.5% of Total Investments)
$1,100	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.250%, 6/01/47	6/22 at 100.00	N/R	$1,107,546
1,000	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A, 0.000%, 6/01/41	7/19 at 29.30	N/R	284,400
1,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 5.500%, 6/01/45	6/19 at 100.00	B-	1,004,350
3,100	Total Consumer Staples			2,396,296
	Education and Civic Organizations – 2.8% (2.8% of Total Investments)
865	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2009, 5.500%, 11/01/39	11/19 at 100.00	A2	879,160
100	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Series 2014A, 7.250%, 6/01/43	6/22 at 102.00	N/R	111,698
35	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016A, 5.000%, 7/01/46, 144A	7/25 at 100.00	BBB	38,734
260	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016C, 5.250%, 7/01/52	7/25 at 101.00	BBB	291,655
150	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB-	161,256
1,410	Total Education and Civic Organizations			1,482,503
	Health Care – 10.0% (10.2% of Total Investments)
1,090	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/47	8/27 at 100.00	BBB+	1,257,696
1,000	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital of Orange County, Series 2009A, 6.500%, 11/01/38	11/19 at 100.00	AA-	1,019,470
70	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43	8/24 at 100.00	AA-	78,794
75	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2014A, 5.000%, 10/01/38	10/24 at 100.00	AA-	85,863
150	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44	10/24 at 100.00	AA-	169,601
20	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	Baa2	22,845
100	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A, 5.250%, 11/01/41	11/26 at 100.00	BBB-	111,601

NCB	Nuveen California Municipal Value Fund 2 (continued)
Portfolio of Investments May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,000	California Statewide Communities Development Authority, California, Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%, 10/01/46	10/26 at 100.00	A-	$1,146,490
150	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/34	12/24 at 100.00	BB	167,850
785	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.250%, 12/01/56, 144A	6/26 at 100.00	BB	875,503
380	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	BB	422,864
4,820	Total Health Care			5,358,577
	Housing/Multifamily – 0.8% (0.8% of Total Investments)
	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A:
15	5.250%, 8/15/39	8/24 at 100.00	BBB+	16,881
40	5.250%, 8/15/49	8/24 at 100.00	BBB+	44,462
70	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A, 5.500%, 8/15/47	8/22 at 100.00	BBB	75,097
250	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	N/R	274,978
375	Total Housing/Multifamily			411,418
	Long-Term Care – 2.0% (2.0% of Total Investments)
1,000	California Health Facilities Financing Authority, Insured Revenue Bonds, Community Program for Persons with Developmental Disabilities, Series 2011A, 6.250%, 2/01/26	2/21 at 100.00	AA-	1,076,190
	Tax Obligation/General – 16.6% (16.9% of Total Investments)
2,100	Carlsbad Unified School District, San Diego County, California, General Obligation Bonds, Series 2009B, 6.000%, 5/01/34	5/24 at 100.00	Aa1	2,533,377
1,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2018B-1, 5.000%, 7/01/37	1/28 at 100.00	AAA	1,218,890
195	Oceanside Unified School District, San Diego County, California, General Obligation Bonds, Election 2008 Series 2010B, 0.000%, 8/01/49 – AGM Insured	8/20 at 13.60	AA	25,880
840	San Benito High School District, San Benito and Santa Clara Counties, California, General Obligation Bonds, 2016 Election Series 2017, 5.250%, 8/01/46	8/27 at 100.00	Aa3	1,024,523
10,000	San Marcos Unified School District, San Diego County, California, General Obligation Bonds, 2010 Election, Series 2012B, 0.000%, 8/01/51	No Opt. Call	AA-	3,572,100
500	Western Riverside Water & Wastewater Financing Authority, California, Revenue Bonds, Western Municipal Water District, Series 2009, 5.625%, 9/01/39 – AGC Insured	9/19 at 100.00	AA+	504,965
14,635	Total Tax Obligation/General			8,879,735
	Tax Obligation/Limited – 10.5% (10.7% of Total Investments)
180	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/40	6/25 at 100.00	A+	207,792
1,000	Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Senior Series 2016A, 5.000%, 6/01/38	6/26 at 100.00	AAA	1,192,070

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,150	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Sales Tax Revenue Bonds, Senior Lien Series 2017A, 5.000%, 7/01/39	7/27 at 100.00	AAA	$1,393,271
30	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	A-	33,060
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A:
210	5.250%, 9/01/30	9/23 at 100.00	N/R	231,584
190	5.750%, 9/01/39	9/23 at 100.00	N/R	210,575
35	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%, 9/01/39	9/23 at 100.00	N/R	38,888
226	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1, 5.000%, 7/01/58	7/28 at 100.00	N/R	225,220
500	Puerto Rico Urgent Interest Fund Corp (COFINA), National Custodial Taxable Trust Unit, Series 2007A Sr. Bond, 0.000%, 8/01/44 (4)	No Opt. Call	N/R	438,750
15	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 6.500%, 10/01/25	10/21 at 100.00	A	16,695
20	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	22,333
1,500	San Francisco City and County, California, Certificates of Participation, Multiple Capital Improvement Projects, Series 2009A, 5.250%, 4/01/31	7/19 at 100.00	AA+	1,504,530
25	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	4/21 at 100.00	N/R	27,161
100	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 5.750%, 9/01/32, 144A	9/27 at 100.00	N/R	104,116
5,181	Total Tax Obligation/Limited			5,646,045
	Transportation – 14.9% (15.2% of Total Investments)
1,500	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Series 2019S-H, 5.000%, 4/01/44	4/29 at 100.00	AA-	1,829,475
395	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43	1/24 at 100.00	BBB+	467,834
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
865	5.750%, 1/15/46	1/24 at 100.00	A-	1,002,872
865	6.000%, 1/15/53	1/24 at 100.00	A-	1,015,259
1,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018A, 5.250%, 5/15/48 (AMT)	5/28 at 100.00	AA-	1,214,590
305	Port of Oakland, California, Revenue Bonds, Refunding Series 2012P, 5.000%, 5/01/31 (AMT)	5/22 at 100.00	A+	331,700
1,820	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Governmental Purpose Series 2016C, 5.000%, 5/01/46	5/26 at 100.00	A+	2,123,376
6,750	Total Transportation			7,985,106

NCB	Nuveen California Municipal Value Fund 2 (continued)
Portfolio of Investments May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 12.4% (12.6% of Total Investments) (5)
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2009:
$55	5.500%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R	$55,948
80	5.500%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R	81,379
1,900	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2009A, 6.000%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	A3	1,906,498
215	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	BBB	227,618
500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 6.000%, 3/01/35 (Pre-refunded 3/01/20)	3/20 at 100.00	A+	517,695
	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009:
575	6.875%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R	580,025
425	6.875%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	BBB	428,715
80	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 6.500%, 8/01/24 (Pre-refunded 8/01/21)	8/21 at 100.00	A	88,962
3,805	Oceanside Unified School District, San Diego County, California, General Obligation Bonds, Election 2008 Series 2010B, 0.000%, 8/01/49 (Pre-refunded 8/01/20) – AGM Insured	8/20 at 13.60	AA	508,957
250	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.625%, 11/01/29 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R	255,338
725	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41 (Pre-refunded 11/01/20)	11/20 at 100.00	Ba1	771,864
95	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30 (Pre-refunded 9/01/21)	9/21 at 100.00	A-	104,375
1,000	San Francisco City and County Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, San Francisco Redevelopment Projects, Series 2009B, 6.625%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	AA	1,008,510
15	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	A-	16,357
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D:
15	7.000%, 8/01/33 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+	16,408
15	7.000%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+	16,408
40	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.000%, 9/01/26 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R	44,168
9,790	Total U.S. Guaranteed			6,629,225
	Utilities – 11.6% (11.9% of Total Investments)
415	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2016B, 5.000%, 7/01/37	1/26 at 100.00	AA	489,202

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$1,245	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017A, 5.000%, 7/01/42	1/27 at 100.00	AA	$1,477,180
1,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	1,502,580
2,400	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 11/01/24	No Opt. Call	A	2,776,056
5,060	Total Utilities			6,245,018
	Water and Sewer – 9.3% (9.4% of Total Investments)
1,000	California Infrastructure and Economic Development Bank Clean Water State Revolving Fund Revenue Bonds, Green Series 2018, 5.000%, 10/01/43	4/28 at 100.00	AAA	1,216,830
1,075	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, 5.000%, 11/21/45 (AMT), 144A	7/22 at 100.00	Baa3	1,145,176
375	Los Angeles, California, Wastewater System Revenue Bonds, Green Subordinate Lien Series 2017A, 5.250%, 6/01/47	6/27 at 100.00	AA	456,701
45	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/44	7/19 at 100.00	Ca	45,112
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
25	5.500%, 7/01/28	7/22 at 100.00	Ca	25,125
100	5.750%, 7/01/37	7/22 at 100.00	Ca	101,250
80	6.000%, 7/01/47	7/22 at 100.00	Ca	81,200
1,190	Sacramento, California, Wastewater Revenue Bonds, Series 2019, 5.000%, 9/01/39	9/29 at 100.00	AA	1,492,867
335	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Refunding Subordinate Lien Series 2016B, 5.000%, 8/01/32	8/26 at 100.00	Aa3	410,161
4,225	Total Water and Sewer			4,974,422
$56,346	Total Long-Term Investments (cost $45,202,061)			51,084,535

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.9% (3.0% of Total Investments)
	MUNICIPAL BONDS – 2.9% (3.0% of Total Investments)
	Health Care – 2.9% (3.0% of Total Investments)
$200	ABAG Finance Authority for Nonprofit Corporations, California, Revenue Bonds, Sharp HealthCare, Variable Rate Demand Obligations, Refunding Series 2009, 1.080%, 8/01/35 (6)	7/19 at 100.00	A-1	$200,000
250	California Health Facilities Financing Authority, Variable Rate Demand Obligations, Revenue Bonds, Kaiser Permanante System, Series 2006C, 1.160%, 6/01/41 (6)	7/19 at 100.00	A-1+	250,000
460	California Statewide Communities Development Authority, Variable Rate Demand Obligations, Revenue Bonds, Kaiser Permanente, Series 2009C-3, 1.150%, 4/01/45 (6)	7/19 at 100.00	A-1+	460,000

NCB	Nuveen California Municipal Value Fund 2 (continued)
Portfolio of Investments May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$650	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Variable Rate Demand Obligation, Series 2003B, 1.200%, 8/15/25 (6)	7/19 at 100.00	A-1+	$650,000
$1,560	Total Short-Term Investments (cost $1,560,000)			1,560,000
	Total Investments (cost $46,762,061) – 98.3%			52,644,535
	Other Assets Less Liabilities – 1.7%			921,012
	Net Asset Applicable to Common Shares – 100%			$53,565,547
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$51,084,535	$ —	$51,084,535
Short-Term Investments:
Municipal Bonds	—	1,560,000	—	1,560,000
Total	$ —	$52,644,535	$ —	$52,644,535

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Effective February 12, 2019, the par value of the original bonds was replaced with taxable and tax exempt Puerto Rico Sales Tax Financing Corporation (commonly known as COFINA) bond units that are collateralized by a bundle of zero and coupon paying bonds. The quantity shown represents units in a trust, which were assigned according to the original bond’s accreted value. These securities do not have a stated coupon interest rate and income will be recognized through accretion of the discount associated with the trust units. The factor at which these units accrete can also decrease, primarily for principal payments generated from coupon payments received or dispositions of the underlying bond collateral. The quantity of units will not change as a result of these principal payments.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax